Schedule I - STATEMENT OF CHANGES IN EQUITY (Detail) - USD ($) $ in Thousands				12 Months Ended
	Nov. 11, 2015	Nov. 18, 2014	Nov. 20, 2013	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				142,406,933
Beginning Balance				$ 90,809
Net income for the year				26,290	$ 24,573	$ 23,409
Foreign currency translation adjustments				(6,395)	(3,485)	(75)
Repurchase of ordinary shares (Note 16)				(36,760)	(3,333)
Issuance of new ordinary shares (Note 16)						29,088
Options exercised				1,659	18	491
Stock-based compensation expense (Note 24)				2,015	1,783	503
Dividends (Note 25)	$ (31,138)	$ (28,199)	$ (20,258)	(31,138)	(28,199)	(20,258)
Loan to optionees in connection with exercise of options				$ 177	$ 1,042	$ 732
Ending Balance (in shares)				131,729,773	142,406,933
Ending Balance				$ 45,236	$ 90,809
Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				142,406,933	142,752,873	135,532,141
Repurchase of ordinary shares (Note 16)				$ (1)
Issuance of new ordinary shares (in shares)						6,000,000
Repurchase of ordinary shares (in shares)				(11,326,460)	(1,137,236)
Options exercised (in shares)				524,300	123,924	1,095,732
Stock-based compensation expense (in shares)(Note 19)				125,000	667,372	125,000
Ending Balance (in shares)				131,729,773	142,406,933	142,752,873
Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares (Note 16)				$ (21,289)	$ (3,333)
Issuance of new ordinary shares (Note 16)						$ 29,088
Options exercised				1,659	18	491
Stock-based compensation expense (Note 24)				2,015	1,783	503
Dividends (Note 25)				(20,800)	(21,182)	(286)
Loan to optionees in connection with exercise of options				177	1,042	732
Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments				(6,153)	(3,485)	(75)
Retained earnings
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares (Note 16)				(15,470)
Dividends (Note 25)				$ (10,338)	(7,017)	(19,972)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				142,406,933
Beginning Balance				$ 90,809	98,410	64,520
Net income for the year				26,290	24,573	23,409
Foreign currency translation adjustments				(6,153)	(3,485)	(75)
Repurchase of ordinary shares (Note 16)				(36,760)	(3,333)
Issuance of new ordinary shares (Note 16)						29,088
Options exercised				1,659	18	491
Stock-based compensation expense (Note 24)				2,015	1,783	503
Dividends (Note 25)				(31,138)	(28,199)	(20,258)
Loan to optionees in connection with exercise of options				$ 177	$ 1,042	732
Ending Balance (in shares)				131,729,773	142,406,933
Ending Balance				$ 45,236	$ 90,809	$ 98,410
Parent Company | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)				142,406,933	142,752,873	135,532,141
Beginning Balance				$ 14	$ 14	$ 14
Repurchase of ordinary shares (Note 16)				$ (1)
Issuance of new ordinary shares (in shares)						6,000,000
Repurchase of ordinary shares (in shares)				(11,326,460)	(1,137,236)
Options exercised (in shares)				524,300	123,924	1,095,732
Stock-based compensation expense (in shares)(Note 19)				125,000	667,372	125,000
Ending Balance (in shares)				131,729,773	142,406,933	142,752,873
Ending Balance				$ 13	$ 14	$ 14
Parent Company | Additional paid-in capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				55,598	77,270	46,742
Repurchase of ordinary shares (Note 16)				(21,289)	(3,333)
Issuance of new ordinary shares (Note 16)						29,088
Options exercised				1,659	18	491
Stock-based compensation expense (Note 24)				2,015	1,783	503
Dividends (Note 25)				(20,800)	(21,182)	(286)
Loan to optionees in connection with exercise of options				177	1,042	732
Ending Balance				15,697	55,598	77,270
Parent Company | Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				2,735	6,220	6,295
Foreign currency translation adjustments				(6,153)	(3,485)	(75)
Ending Balance				(3,418)	2,735	6,220
Parent Company | Retained earnings
Condensed Financial Statements, Captions [Line Items]
Beginning Balance				32,462	14,906	11,469
Net income for the year				26,290	24,573	23,409
Repurchase of ordinary shares (Note 16)				(15,470)
Dividends (Note 25)				(10,338)	(7,017)	(19,972)
Ending Balance				$ 32,944	$ 32,462	$ 14,906